Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares Class A		Ordinary Shares Class B		Subscription receivable	Additional Paid in Deficits	Retained Interest	Total
Balance at Jun. 30, 2024		$ 1,984	[1]	$ 516	[1]	$ (1,350,000)	$ 3,016,900	$ 9,263,403	$ 10,932,803
Balance (in Shares) at Jun. 30, 2024	[1]	793,402		206,598
Collection of subscription receivable			[1]		[1]	1,350,000			1,350,000
Net income (loss)			[1]		[1]			895,932	895,932
Balance at Dec. 31, 2024		$ 1,984	[1]	$ 516	[1]		3,016,900	10,159,335	13,178,735
Balance (in Shares) at Dec. 31, 2024	[1]	793,402		206,598
Balance at Jun. 30, 2025		$ 2,152	[1]	$ 516	[1]		12,457,680	12,367,670	24,828,018
Balance (in Shares) at Jun. 30, 2025	[1]	860,402		206,598
Issuance of shares for private placement		$ 75	[1]		[1]		191,985		192,060
Issuance of shares for private placement (in Shares)	[1]	29,990
Issuance of commitment shares and pre-delivery shares for convertible note		$ 264	[1]		[1]		1,972,625		1,972,889
Issuance of commitment shares and pre-delivery shares for convertible note (in Shares)	[1]	105,619
Conversion of convertible note		$ 42	[1]		[1]		274,958		275,000
Conversion of convertible note (in Shares)	[1]	16,763
Net income (loss)			[1]		[1]			(2,682,389)	(2,682,389)
Balance at Dec. 31, 2025		$ 2,533	[1]	$ 516	[1]		$ 14,897,248	$ 9,685,281	$ 24,585,578
Balance (in Shares) at Dec. 31, 2025	[1]	1,012,774		206,598

[1]	Shares and per share data are presented on a retroactive basis to reflect the recapitalization and 25:1 share consolidation effective Apr 2, 2026 as described in Note 13